STROOCK & STROOCK & LAVAN LLP
180 MAIDEN LANE
NEW YORK, NEW YORK 10038-4982

April 30, 2010

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549
Attention:  John C. Grzeskiewicz, Esq.

Re:	BNY Mellon Funds Trust
(Registration Nos: 333-34844 and 811-9903)

Ladies and Gentlemen:

On behalf of the above-referenced fund (the “Fund”), transmitted for filing pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (the “Securities Act”), is Post-Effective Amendment No. 30 (“Amendment No. 30”) to the Fund’s Registration Statement on Form N-1A (the “Registration Statement”).  Amendment No. 30 is being filed in order to add two new series to the Fund – BNY Mellon Tax Sensitive Large Cap Multi-Strategy Fund and BNY Mellon Large Cap Market Opportunities Fund (the “New Series”).

Each New Series’ investment objective is to seek long-term capital appreciation.  Each New Series’ investment objective is non-fundamental and may be changed by the Fund’s board upon 60 days’ prior notice to shareholders.  To pursue its goal, each New Series intends to allocate its assets among multiple investment strategies employed by the fund’s investment adviser or its affiliates that invest primarily in equity securities issued by large cap companies.  Each New Series is designed to provide exposure to various large cap equity portfolio managers and investment styles, and BNY Tax Sensitive Large Cap Multi-Strategy Fund also uses tax sensitive strategies to reduce the impact of federal and state income taxes on the fund’s after tax returns.  The New Series currently consider large cap companies to be those with total market capitalizations, at the time of purchase, of $5 billion or more.  Each New Series intends to invest directly in securities or in other mutual funds advised by the New Series’ investment adviser or its affiliates, referred to as underlying funds, which in turn may invest directly in securities as described below.  The New Series’ equity investments may include common stocks, preferred stocks, convertible securities and warrants.  The New Series also may invest in exchange traded funds and similarly structured pooled investments to provide exposure to certain asset classes.  Although the New Series intend to invest in seasoned issuers, they may purchase securities of companies in initial public offerings or shortly thereafter.

Each New Series will offer Class M and Investor Shares, which will be subject to the same shareholder servicing fees as the Fund’s existing series.  Each New Series also will calculate its net asset value and offer substantially similar shareholder services as the Fund’s existing series that invest primarily in equity securities.

The Fund intends to file a subsequent amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act prior to the effective date of Amendment No. 30 in order to file certain exhibits, including an amended and restated administration agreement, revised investment advisory and distribution agreements, a sub-investment advisory agreement between the New Series’ investment adviser and Walter Scott & Partners Limited, revised shareholder services and Rule 18f-3 plans, the opinion and consent of counsel and the consent of the Fund’s independent registered public accounting firm, and to make certain other revisions.  The Fund’s Tandy certification is filed herewith.

Please telephone the undersigned at 212.806.6274, or David Stephens of this office at 212.806.6138, if you have any questions.

Very truly yours,

/s/ Brad A. Green
Brad A. Green

cc:  David Stephens
April 30, 2010

Securities and Exchange Commission
100 F. Street, N.E.
Washington, DC 20549
Attention:  John C. Grzeskiewicz, Esq.

Re:	BNY Mellon Funds Trust
(Registration Nos: 333-34844 and 811-9903)

Ladies and Gentlemen:

At the request of the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”), the undersigned Registrant, on behalf of BNY Mellon Tax Sensitive Large Cap Multi-Strategy Fund and BNY Mellon Large Cap Market Opportunities Fund, acknowledges the following:

●	the Registrant is responsible for the adequacy and accuracy of the disclosure in the filing;

●	Staff comments or changes to disclosure in response to Staff comments in the filing reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filing; and

●	the Registrant may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Sincerely,

BNY MELLON FUNDS TRUST

By:	/s/ Jeff Prusnofsky
Jeff Prusnofsky Vice President